GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2016
Geographic Information [Abstract]
Schedule of Domestic and International Customers Products Sales
The Company has both domestic (U.S.) and international customers for its products. Sales for the years ended December 31, 2016 and 2015 were as follows:

	2016	2015
Domestic sales	$3,010,371	$2,096,825
International sales	37,755	45,215
Total sales	$3,048,126	$2,142,040